Term Loan (Tables)	6 Months Ended
Sep. 30, 2025
Short-Term Debt [Abstract]
Schedule of Atlantic term loans [Table Text Block]
	Term Loan 1	Term Loan 2	Total

Balance, March 31, 2024	$3,454	$2,154	$5,608
Interest	134	81	215
Repayment	(1,234)	(767)	(2,001)
Foreign exchange movement	(163)	(101)	(264)
Balance, March 31, 2025	2,191	1,367	3,558

Interest	55	33	88
Repayment	(562)	(349)	(911)
Foreign exchange movement	75	47	122
Balance, September 30, 2025	$1,759	$1,098	$2,857